Document and Entity Information	May 15, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000872912
Document Type	8-K
Document Period End Date	May 15, 2025
Entity Registrant Name	Delcath Systems, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-16133
Entity Tax Identification Number	06-1245881
Entity Address, Address Line One	566 Queensbury Avenue
Entity Address, City or Town	Queensbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12804
City Area Code	(212)
Local Phone Number	489-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DCTH
Entity Emerging Growth Company	false